UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

  RMF Proprietary Issuance Trust 2022
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Richard Jensen, (973) 434-7198

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

This Form ABS-15G/A amends the Form ABS-15G filed by RMF Asset Funding LLC on May 12, 2022 (the “Original Filing”) relating to RMF Proprietary Issuance Trust 2022-2 and is being filed solely to replace the reports on the Original Filing with the Exhibits to this Form ABS-15G/A.

EXHIBIT INDEX

99.1	Recovco Mortgage Management, LLC (“Recovco”) Narrative
99.2	Schedule 1 – Recovco Rating Agency Grades
99.3	Schedule 2 – Recovco Valuation Waterfall
99.4	Schedule 3 – Recovco Loan Level Exceptions
99.5	Schedule 4 - Recovco Exception Level
99.6	Schedule 5 – Recovco Data Comparison

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

RMF Asset funding llc (Depositor)

Date: May 26, 2022	By: /s/Timothy Isgro
Name: Timothy Isgro
Title: President